STAKING AND VALIDATING INCOME (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) item	Sep. 30, 2024 CAD ($) item
STAKING AND VALIDATING INCOME.
Validator rewards, paid in Solana	$ 5,684,833
Validator rewards received in other cryptocurrencies	388,311
Validator fees, paid in Solana	(69,132)
Validator fees, paid in fiat	(575,315)	$ (16,231)
Validator operations	5,428,696	(16,231)
Staking rewards (Solana)	4,803,686	287,476
Total staking and validating income	$ 10,232,382	$ 271,245
Validator rewards, paid in Solana (in units) | item	23,635
Validator rewards received in other cryptocurrencies (in units) | item	85,190
Validator fees, paid in Solana (in units) | item	(312)
Validator operations (in units) | item	23,323
Staking rewards (Solana) (in units) | item	19,651	1,430
Total staking and validating income (in units) | item	42,974	1,430